GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2019
GOODWILL AND OTHER INTANGIBLES
GOODWILL AND OTHER INTANGIBLES

(6) GOODWILL AND OTHER INTANGIBLES

The change in the carrying value of goodwill by segment follows:

			Europe,
			Middle East &
	Americas	Asia Pacific	Africa	Total
Balance, December 31, 2017	$356.4	$53.1	$186.6	$596.1
Foreign currency translation	1.9	(2.5)	(10.5)	(11.1)
Measurement period adjustments (1)	9.0	0.3	3.0	12.3
Acquisitions (1)	29.2	—	7.5	36.7
Balance, December 31, 2018	$396.5	$50.9	$186.6	$634.0
Foreign currency translation and other	(25.0)	(0.6)	(2.6)	(28.2)
Balance, December 31, 2019	$371.5	$50.3	$184.0	$605.8
(1)	Represents measurement period adjustments related to the Geist and Energy Labs acquisitions. See note 2 for additional information.

The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

		Accumulated
As of December 31, 2019	Gross	Amortization	Net
Customer relationships	$1,099.2	$(268.2)	$831.0
Developed Technology	328.2	(105.4)	222.8
Capitalized software	103.3	(35.8)	67.5
Trademarks	38.6	(12.4)	26.2
Favorable operating leases	2.1	(2.1)	—
Total finite-lived identifiable intangible assets	$1,571.4	$(423.9)	$1,147.5
Indefinite-lived Trademarks	294.1	—	294.1
Total Intangible Assets	$1,865.5	$(423.9)	$1,441.6

		Accumulated
As of December 31, 2018	Gross	Amortization	Net
Customer relationships	$1,102.0	$(180.4)	$921.6
Developed Technology	326.2	(70.5)	255.7
Capitalized software	81.6	(17.9)	63.7
Trademarks	38.6	(7.7)	30.9
Favorable operating leases	2.1	(1.8)	0.3
Backlog	139.2	(139.2)	—
Total finite-lived identifiable intangible assets	$1,689.7	$(417.5)	$1,272.2
Indefinite-lived Trademarks	292.0	—	292.0
Total Intangible Assets	$1,981.7	$(417.5)	$1,564.2

Total intangible asset amortization expense for the years ended December 31, 2019, 2018 and 2017, was $145.8,  $156.6,  $224.8, respectively.  Based on intangible asset balances as of December 31, 2019, expected amortization expense is $145.2 in 2020, $145.9 in 2021,  $137.9 in 2022, $133.2 in 2023, $133.0 in 2024.